SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of property and equipment depreciation and amortization period

Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Schedule of financial assets measured at fair value on recurring basis
	Fair value measurements at reporting date using
Description	July 31, 2014	Level 1	Level 2	Level 3	July 31, 2013	Level 1	Level 2	Level 3
Assets:
Marketable securities -
available-for-sale	$1,354,213	$1,354,213	$-	$-	$2,409,273	$2,409,273	$-	$-

Schedule of investments measured at fair value

     The following table summarizes investments measured at fair value based on NAV per share as of July 31, 2014 and 2013, respectively.

		Unfunded	Redemption Frequency
July 31, 2014	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$273,000	n/a	Daily	None
Parnasus Core Equity Investor CL	$277,571	n/a	Daily	None
Transamerica Tactical Income CL A	$269,649	n/a	Daily	None

		Unfunded	Redemption Frequency
July 31, 2013	Fair Value	Commitments	(if currently eligible)	Redemption Notice Period
First Eagle Global CL I	$243,973	n/a	Daily	None
Parnasus Core Equity Investor CL	$591,057	n/a	Daily	None
Transamerica Tactical Income CL A	$251,561	n/a	Daily	None
Janus Short Term Bond I	$259,761	n/a	Daily	None
Permanent Portfolio Inc.	$443,562	n/a	Daily	None